Assets Classified as Held for Sale - Schedule of Book Value of Plants in Assets Held for Sale Group (Details) R$ in Millions	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	R$ 58
Cemiggt [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	46
Cemiggt [Member] | C G H Bom Jesus Do Galho [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	0
Cemiggt [Member] | C G H Xicao [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	8
Cemiggt [Member] | C G H Sumidouro [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	2
Cemiggt [Member] | P C H Sao Bernardo [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	6
Cemiggt [Member] | C G H Santa Marta [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	0
Cemiggt [Member] | C G H Santa Luzia [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	1
Cemiggt [Member] | C G H Salto Morais [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	1
Cemiggt [Member] | P C H Riode Pedras [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	22
Cemiggt [Member] | C G H Pissarrao [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	1
Cemiggt [Member] | C G H Lages [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	1
Cemiggt [Member] | C G H Jacutinga [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	2
Cemiggt [Member] | C G H Anil [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	2
Horizontes [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	12
Horizontes [Member] | C G H Saltodo Paraopeba [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	0
Horizontes [Member] | C G H Salto Passo Velho [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	3
Horizontes [Member] | P C H Salto Voltao [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	R$ 9